Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	688,123	729,807	1,304,880
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 120.02	$ 111.69	$ 99.80